Intangible Asset (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Intangible Asset (Textual)
Amortization expense	$ 394	$ 886	$ 322
Intangible assets estimated useful lives	12 months